Nature of operations and summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2022
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Customer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Customer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
[custom:PropertyPlantAndEquipment]	Lesser of useful life or remaining lease term